Payden Equity Income Fund
1
Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Stocks (89%)
Common Stock (80%)
Communication Services (7%
)
31,200 Alphabet Inc., Class A  $ 5,352
11,600 Meta Platforms Inc., Class A  5,508
70,500 Nexstar Media Group Inc.  13,028
73,300 T-Mobile U.S. Inc.  13,361
416,600 Verizon Communications Inc.  16,881
61,100 Walt Disney Co.  5,725
59,855
Consumer Discretionary (6%
)
55,600 Amazon.com Inc. (a)(b) 10,396
80,100 DR Horton Inc.  14,412
33,600 Home Depot Inc.  12,370
50,700 Lennar Corp., Class A  8,970
33,700 McDonald's Corp.  8,944
110,200 Ross Stores Inc.  15,784
70,876
Consumer Staples (6%
)
241,000 Coca-Cola Co.  16,084
9,500 Costco Wholesale Corp.  7,809
95,600 Procter & Gamble Co.  15,369
339,800 Walmart Inc.  23,324
62,586
Energy (6%
)
105,300 ConocoPhillips  11,709
96,800 EOG Resources Inc.  12,274
152,600 EQT Corp.  5,266
218,500 Exxon Mobil Corp.  25,912
81,100 Phillips 66  11,799
66,960
Financials (22%
)
57,700 American Express Co.  14,600
31,600 Ameriprise Financial Inc.  13,590
95,700 Ares Management Corp., Class A  14,661
111,000 Arthur J Gallagher & Co.  31,467
64,700 Chubb Ltd.  17,835
146,700 Fidelity National Information Services Inc.  11,271
149,900 JPMorgan Chase & Co.  31,899
255,500 MetLife Inc.  19,635
167,000 Morgan Stanley  17,236
26,600 S&P Global Inc.  12,894
270,900 Sumitomo Mitsui Financial Group Inc. (b) 19,738
31,000 Visa Inc., Class A  8,236
296,600 Wells Fargo & Co.  17,600
230,662
Healthcare (9%
)
27,300 Amgen Inc.  9,077
9,700 Eli Lilly and Co.  7,801
39,700 Johnson & Johnson  6,267
44,000 McKesson Corp.  27,149
98,700 Merck & Co. Inc.  11,166
255,300 Pfizer Inc. (a)(b) 7,797
44,400 Stryker Corp.  14,539
83,796
Industrials (10%
)
133,800 AECOM  12,124
119,400 Delta Air Lines Inc.  5,137
Principal
or Shares Security Description
Value
(000)
40,300 Eaton Corp. PLC  $ 12,283
160,000 Emerson Electric Co.  18,738
61,300 General Electric Co.  10,433
54,600 Honeywell International Inc.  11,179
111,200 ITT Inc.  15,730
88,000 L3Harris Technologies Inc.  19,966
58,800 Schneider Electric SE (b) 14,181
119,771
Materials (4%
)
281,900 CRH PLC  24,159
40,600 Linde PLC  18,412
42,571
Technology (6%
)
35,000 Apple Inc.  7,773
23,900 Applied Materials Inc.  5,072
8,500 ASML Holding NV (b) 7,824
84,800 Broadcom Inc.  13,626
59,300 International Business Machines Corp.  11,394
24,100 Microsoft Corp.  10,082
50,700 Oracle Corp.  7,070
27,600 QUALCOMM Inc.  4,994
67,835
Utilities (4%
)
229,800 Duke Energy Corp.  25,110
331,700 NextEra Energy Inc.  25,339
50,449
Total Common Stock
855,361
Master Limited Partnership (4%)
1,311,900 Energy Transfer LP 21,345
623,500 Enterprise Products Partners LP 17,994
Total Master Limited Partnership
39,339
Real Estate Investment Trust (5%)
58,400 American Tower Corp. 12,871
55,000 AvalonBay Communities Inc. 11,271
68,700 Digital Realty Trust Inc. 10,270
93,300 Prologis Inc. 11,761
75,900 Simon Property Group Inc. 11,646
Total Real Estate Investment Trust
57,819
Total Stocks (Cost - $778,505)
952,519
Corporate Bond (0%)
2,800,000 Land O' Lakes Inc. 144A, 7.00% (c)(d) 2,184
Total Corporate Bond (Cost - $2,800)
2,184
Investment Company (10%)
108,772,448 Payden Cash Reserves Money Market Fund*
(Cost - $108,772)  108,772
Total Investments (Cost - $890,077) (99%)
1,063,475
Other Assets, net of Liabilities (1%)
7,461
Net Assets (100%)
$ 1,070,936
* Affiliated investment.
(a) Non-income producing
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Perpetual security with no stated maturity date.

Payden Mutual Funds
Payden Equity Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 19,626
USD  21,269 State Street Bank & Trust Co. 09/26/2024 $ 29
JPY 797,257
USD  5,231 State Street Bank & Trust Co. 09/26/2024 136
165
Liabilities:
USD 42,743 EUR  39,662 State Street Bank & Trust Co. 09/26/2024 (296)
USD 23,465 JPY  3,672,700 State Street Bank & Trust Co. 09/26/2024 (1,259)
(1,555)
Net Unrealized Appreciation (Depreciation)
$(1,390)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Long Contracts:
E-mini Russell 1000 Index 1,127 Sep-24 $ 102,241 $ 2,806 $ 2,806